Broadcast Rights, Net of Rights Exercised (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Broadcast Rights, Net of Rights Exercised [Abstract]
Cost	₪ 797	₪ 800
Less rights exercised	(343)	(368)
Total	₪ 454	₪ 432